Pensions and other post-retirement benefits - Expected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) year
Disclosure of defined benefit plans [line items]
2020	$ 2,245
Expected Future Benefit Payment, Year Two	2,288
Expected Future Benefit Payment, Year Three	2,229
Expected Future Benefit Payment, Year Four	2,268
Expected Future Benefit Payment, Year Five	2,249
2025-2029	11,099
United Kingdom
Disclosure of defined benefit plans [line items]
2020	1,065
Expected Future Benefit Payment, Year Two	1,078
Expected Future Benefit Payment, Year Three	1,098
Expected Future Benefit Payment, Year Four	1,138
Expected Future Benefit Payment, Year Five	1,151
2025-2029	$ 5,895
Weighted average duration | year	18.3
US
Disclosure of defined benefit plans [line items]
2020	$ 743
Expected Future Benefit Payment, Year Two	789
Expected Future Benefit Payment, Year Three	711
Expected Future Benefit Payment, Year Four	718
Expected Future Benefit Payment, Year Five	699
2025-2029	$ 3,277
Weighted average duration | year	13.2
Eurozone
Disclosure of defined benefit plans [line items]
2020	$ 333
Expected Future Benefit Payment, Year Two	323
Expected Future Benefit Payment, Year Three	319
Expected Future Benefit Payment, Year Four	314
Expected Future Benefit Payment, Year Five	300
2025-2029	$ 1,438
Weighted average duration | year	16.4
Other
Disclosure of defined benefit plans [line items]
2020	$ 104
Expected Future Benefit Payment, Year Two	98
Expected Future Benefit Payment, Year Three	101
Expected Future Benefit Payment, Year Four	98
Expected Future Benefit Payment, Year Five	99
2025-2029	$ 489
Weighted average duration | year	13.0